Marketable debt securities - Certificates of deposit (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities
Total financial liabilities	$ 1,477,724	$ 1,644,023
Marketable debt securities
Financial liabilities
Total financial liabilities	101,682	132,117
Certificates of deposit (unsecured)
Financial liabilities
Financial liabilities	2,621	34,431
Accrued interest	7	113
Total financial liabilities	2,628	34,544
Certificates of deposit January 21, 2022
Financial liabilities
Financial liabilities	$ 500
Interest rate (as a percent)	5.71%
Certificates of deposit February 14, 2022
Financial liabilities
Financial liabilities	$ 2,000
Interest rate (as a percent)	5.22%
Certificates of deposit March 31, 2022
Financial liabilities
Financial liabilities	$ 3
Interest rate (as a percent)	5.00%
Certificates of deposit April 20, 2022
Financial liabilities
Financial liabilities	$ 21
Interest rate (as a percent)	5.47%
Certificates of deposit July 21, 2022
Financial liabilities
Financial liabilities	$ 50
Interest rate (as a percent)	5.19%
Certificates of deposit March 09, 2022
Financial liabilities
Financial liabilities	$ 3
Interest rate (as a percent)	0.01%
Certificates of deposit March 18, 2022
Financial liabilities
Financial liabilities	$ 19
Interest rate (as a percent)	0.01%
Certificates of deposit March 01, 2022
Financial liabilities
Financial liabilities	$ 25
Interest rate (as a percent)	0.01%
Certificates of deposit December 3, 2021
Financial liabilities
Financial liabilities		$ 1,000
Interest rate (as a percent)		8.14%
Certificates of deposit October 8, 2021
Financial liabilities
Financial liabilities		$ 2,000
Interest rate (as a percent)		8.14%
Certificates of deposit September 27, 2021
Financial liabilities
Financial liabilities		$ 1,500
Interest rate (as a percent)		8.14%
Certificates of deposit October 11, 2021
Financial liabilities
Financial liabilities		$ 1,000
Interest rate (as a percent)		8.15%
Certificates of deposit September 13, 2021
Financial liabilities
Financial liabilities		$ 1,200
Interest rate (as a percent)		8.14%
Certificates of deposit September 9, 2021
Financial liabilities
Financial liabilities		$ 1,000
Interest rate (as a percent)		8.16%
Certificates of deposit January 28, 2021 - One
Financial liabilities
Financial liabilities		$ 250
Interest rate (as a percent)		8.16%
Certificates of deposit January 28, 2021 - Two
Financial liabilities
Financial liabilities		$ 700
Interest rate (as a percent)		8.15%
Certificates of deposit July 15, 2021
Financial liabilities
Financial liabilities		$ 500
Interest rate (as a percent)		8.15%
Certificates of deposit August 17, 2021
Financial liabilities
Financial liabilities		$ 2,500
Interest rate (as a percent)		8.15%
Certificates of deposit August 12, 2021
Financial liabilities
Financial liabilities		$ 1,500
Interest rate (as a percent)		8.17%
Certificates of deposit August 19, 2021
Financial liabilities
Financial liabilities		$ 2,000
Interest rate (as a percent)		8.17%
Certificates of deposit July 9, 2021
Financial liabilities
Financial liabilities		$ 1,000
Interest rate (as a percent)		8.12%
Certificates of deposit August 6, 2021
Financial liabilities
Financial liabilities		$ 1,075
Interest rate (as a percent)		8.18%
Certificates of deposit July 30, 2021
Financial liabilities
Financial liabilities		$ 1,000
Interest rate (as a percent)		8.36%
Certificates of deposit July 22, 2021
Financial liabilities
Financial liabilities		$ 50
Interest rate (as a percent)		8.38%
Certificates of deposit July 8, 2021 - One
Financial liabilities
Financial liabilities		$ 600
Interest rate (as a percent)		8.38%
Certificates of deposit July 8, 2021 - Two
Financial liabilities
Financial liabilities		$ 1,000
Interest rate (as a percent)		8.38%
Certificates of deposit June 15, 2021
Financial liabilities
Financial liabilities		$ 500
Interest rate (as a percent)		8.39%
Certificates of deposit June 10, 2021
Financial liabilities
Financial liabilities		$ 1,000
Interest rate (as a percent)		8.40%
Certificates of deposit May 20, 2021
Financial liabilities
Financial liabilities		$ 600
Interest rate (as a percent)		8.13%
Certificates of deposit June 3, 2021
Financial liabilities
Financial liabilities		$ 1,000
Interest rate (as a percent)		8.14%
Certificates of deposit May 13, 2021
Financial liabilities
Financial liabilities		$ 460
Interest rate (as a percent)		8.14%
Certificates of deposit May 10, 2021
Financial liabilities
Financial liabilities		$ 400
Interest rate (as a percent)		8.12%
Certificates of deposit May 7, 2021
Financial liabilities
Financial liabilities		$ 900
Interest rate (as a percent)		8.38%
Certificates of deposit April 21, 2021
Financial liabilities
Financial liabilities		$ 2,000
Interest rate (as a percent)		8.12%
Certificates of deposit February 24, 2021
Financial liabilities
Financial liabilities		$ 1,000
Interest rate (as a percent)		8.38%
Certificates of deposit March 5, 2021
Financial liabilities
Financial liabilities		$ 1,000
Interest rate (as a percent)		8.12%
Certificates of deposit February 12, 2021
Financial liabilities
Financial liabilities		$ 2,000
Interest rate (as a percent)		8.12%
Certificates of deposit January 26, 2021
Financial liabilities
Financial liabilities		$ 2,000
Interest rate (as a percent)		8.44%
Certificates of deposit January 12, 2021
Financial liabilities
Financial liabilities		$ 1,500
Interest rate (as a percent)		8.34%
Certificates of deposit March 18, 2021
Financial liabilities
Financial liabilities		$ 17
Interest rate (as a percent)		8.12%
Certificates of deposit March 9, 2021
Financial liabilities
Financial liabilities		$ 3
Interest rate (as a percent)		8.12%
Certificates of deposit January 11, 2021 - One
Financial liabilities
Financial liabilities		$ 30
Interest rate (as a percent)		8.89%
Certificates of deposit January 11, 2021 - Two
Financial liabilities
Financial liabilities		$ 60
Interest rate (as a percent)		8.89%
Certificates of deposit January 11, 2021 - Three
Financial liabilities
Financial liabilities		$ 54
Interest rate (as a percent)		8.90%
Certificates of deposit January 11, 2021 - Four
Financial liabilities
Financial liabilities		$ 32
Interest rate (as a percent)		8.89%